SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Feb. 28, 2017
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("U.S. GAAP").

Consolidation, Policy [Policy Text Block]
Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, which are accounted for under the voting interest model, and its VIEs, VIEs’ subsidiaries and schools consolidated under the variable interest entity consolidation model. All inter-company transactions and balances have been eliminated upon consolidation.

Consolidation, Variable Interest Entity, Policy [Policy Text Block]
Consolidation of Variable Interest Entities

The Company through TAL Beijing and Lebai Information, wholly owned foreign enterprises, has executed a series of contractual agreements with its VIEs, the VIEs’ subsidiaries and schools and the VIEs’ nominee shareholders. For a description of these contractual arrangements, see “Note 1 Organization and Principal Activities—The VIE Arrangements”. These contractual agreements do not provide TAL Beijing and Lebai Information with an equity interest in legal form in the VIEs. As the Company holds no legal form of equity ownership in the VIEs, the Company applied the variable interest entity consolidation model as set forth in Accounting Standards Codification 810, Consolidation (“ASC 810”) instead of the voting interest model of consolidation.

By design, the contractual agreements provide TAL Beijing and Lebai Information with a right to receive benefits equal to substantially all of the net income of these entities, and thus under ASC 810 these agreements are considered variable interests. Subsequent to identifying any variable interests, any party holding such variable interests must determine if the entity in which the interest is held is a variable interest entity and subsequently which reporting entity is the primary beneficiary of, and should therefore consolidate, the variable interest entity. Among other reasons, an entity is considered a variable interest entity if the holders of the equity investment at risk in the entity, as a group, lack any one of the following characteristics of a controlling financial interest:

•	The power, through voting rights or similar rights, to direct the activities of the entity that most significantly impact the entity’s economic performance

•	The obligation to absorb the entity’s expected losses, or

•	The right to receive the entity’s expected residual returns

A reporting entity is considered to be the primary beneficiary, and thus the accounting parent, of a variable interest entity if it possesses both: (a) the power to direct the activities that most significantly impact the economic performance of the variable interest entity and (b) the obligation to absorb losses and/or the right to receive benefits from the entity that could potentially be significant to the variable interest entity.

As a result of the contractual arrangements, the nominee shareholders of the VIEs lack the characteristics of a controlling financial interest in the VIEs and therefore the VIEs are considered to be variable interest entities under ASC 810. The contractual arrangements, by design, provide TAL Beijing and Lebai Information the power to direct the activities that most significantly impact the economic performance of the VIEs and the right to receive substantially all the benefits of the VIEs, which causes TAL Beijing and Lebai Information to be the primary beneficiaries of the VIEs, and accordingly TAL Beijing and Lebai Information consolidate their operations.

Determining whether TAL Beijing and Lebai Information are the primary beneficiaries requires a careful evaluation of the facts and circumstances, including whether the contractual agreements are substantive under the applicable legal and financial reporting frameworks, i.e. PRC law and U.S. GAAP. The Company continually reviews its corporate governance arrangements to ensure that the contractual agreements are indeed substantive.

The Company has determined that the contractual agreements are in fact valid and legally enforceable. Such arrangements were entered into in order to comply with the underlying legal and/or regulatory restrictions that govern the ownership of a direct equity interest in the VIEs. In the opinion of the Company's PRC counsel, Tian Yuan Law Firm, the contracts are legally enforceable under PRC law. See “Note 1 Organization and Principal Activities—The VIE Arrangements”.

The Company has considered the existence of related party relationships, e.g. ownership of an equity interest in the Company and the VIEs, and the effect that might have on the enforceability of the contractual agreements and in turn whether they are substantive. The Company believes there are no barriers to exercise its rights under the contracts and therefore they are substantive and appropriately considered in the consolidation analysis in accordance with ASC 810. In assessing the shareholdings of certain individual parties in the Company and in the VIEs, specifically Mr. Bangxin Zhang, the Company acknowledges that from November 23, 2011, Mr. Bangxin Zhang, a majority nominee shareholder in the VIEs, also holds a majority voting interest in the Company, which resulted from conversion of Class B common shares with ten votes per share to Class A common shares with one vote per share by other shareholders. Therefore, the Company has reassessed the consolidation of its VIEs.

Although the contractual arrangements between TAL Beijing and its VIEs were designed to provide TAL Beijing with the characteristics of a controlling financial interest regardless of the respective shareholdings of Mr. Bangxin Zhang, during the period between November 23, 2011 and June 24, 2013, Mr. Bangxin Zhang’s majority voting interest in the Company, when combined with his status as a majority nominee shareholder in the VIEs, could have constrained the ability of the Company to exercise its rights under the contractual agreements. This is due to the fact that Mr. Bangxin Zhang’s majority voting interest in the Company provided him with the legal ability to control the composition of a majority of the board of directors and therefore may have provided him with the legal ability to affect whether or not the Company could exercise the rights contained in the contractual agreements. Mr. Bangxin Zhang did not exercise this power at any time during the period in which he held a majority voting interest in the Company and during such period. In fact, there was no change in the composition of the board of directors or in the day-to-day operations of the Company during the period.

On June 24, 2013 and July 29, 2013, the Company and Mr. Bangxin Zhang executed a deed of undertaking dated June 24, 2013 and a side letter dated July 29, 2013, respectively (collectively, the “Deed”). Pursuant to the terms of the Deed, as long as Mr. Bangxin Zhang owns a majority voting interest, whether legally or beneficially, and directly or indirectly, in Company, (1) Mr. Bangxin Zhang cannot requisition or call a meeting of shareholders or propose a shareholders resolution to appoint or remove a director, (2) if shareholders are asked to appoint or remove a director, the maximum number of votes which Mr. Bangxin Zhang will be permitted to exercise in connection with such shareholder approval is equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote and (3) if shareholders or board of directors are asked to consider or approve any matter related to the Deed, Mr. Bangxin Zhang cannot exercise his voting power.

Upon execution of the Deed, despite his ownership of and as long as he holds a majority voting interest, whether legally or beneficially, and directly or indirectly, in the Company, Mr. Bangxin Zhang will (1) not be permitted to requisition or call a meeting of shareholders or propose a shareholders resolution to appoint or remove a director, (2) in relation to any shareholder approvals to appoint or remove a director, only be permitted to exercise up to the number of votes equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote and (3) in relation to shareholders’ or board of directors’ consideration or approval of any matter related to the Deed, Mr. Bangxin Zhang cannot exercise his voting power. The terms of the Deed prevents Mr. Bangxin Zhang from controlling the rights of the Company as it relates to the contractual agreements, and accordingly, the Company retains a controlling financial interest in the VIEs and would consolidate them as the VIEs’ primary beneficiary.

Please see Note 1 for the presentation of abbreviated financial information of the VIEs and the Group without the VIEs, after elimination of intercompany balances and transactions.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenue, costs, and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group's consolidated financial statements include purchase price allocation relating to business acquisitions, the forfeiture rate for share-based compensation, valuation allowance for deferred tax assets, the useful lives of property and equipment and intangible assets, impairment of intangible assets, long-lived assets, goodwill and long term investments, fair value assessment of long-term investments and consolidation of variable interest entities.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal or use, or have remaining maturities of three months or less when purchased.

Term Deposits [Policy Text Block]
Term deposits

Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year. If the term deposits are withdrawn before maturity date, the Group will be subject to a significant penalty for early redemption.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash

The Group's restricted cash is related to deposits required by PRC government authorities for establishing new schools and subsidiaries and interest deposits in connection with the term and revolving facilities agreement disclosed in Note 13.

Short Term investments [Policy Text Block]
Short-term investments

Short-term investments include wealth management products, which are mainly deposits with variable interest rates placed with financial institutions and are restricted as to withdrawal and use. The Group classifies the wealth management products as “held-to-maturity” securities. The original maturities of the short-term investments are greater than three months, but less than twelve months.

For investment products indexed to an underlying stock or stock market, the Group elects the fair value method to record them at fair value in accordance with ASC 825 Financial Instruments. Changes in the fair value are reflected in the consolidated statements of operations.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Building	35-40 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Business Combinations Policy [Policy Text Block]
Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

In a business combination achieved in stages, the Group remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the remeasurement gain or loss, if any, is recognized in the consolidated statements of operations.

Business combinations occurred during the year ended February 28, 2017 are disclosed in Note 3.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Acquired intangible assets, net

Acquired intangible assets other than goodwill consist of trade name, domain names, partnership agreement, student base, non-compete agreements, copy rights, education licenses, customer relationship, concession, user base and technology, and are carried at cost, less accumulated amortization and impairment. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives. The amortization periods by major intangible asset classes are as follows:

Trade name and domain names	3.0-10.4 years
Copyrights	3.0-5.0 years
Student and user base	1.3-7.0 years
Technology	5.0 years
Partnership agreements	2.6-3.5 years
Non-compete agreements	2.0-3.0 years
Education licenses	1.7-5.0 years
Customer relationship	3.0-5.0 years
Concession	3.0-5.0 years
School cooperation agreements	5.0-6.4 years
Teaching materials	10.0 years

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheets as goodwill. Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

ASC 350-20 permits the Group to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Absent from any impairment indicators, the Group performs its annual impairment test on the last day of each fiscal year.

The Group does not choose to perform the assessment of qualitative factors for goodwill impairment and performs its annual impairment test using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill.

The Group recognized no impairment loss on goodwill for any of the periods presented.

Long Term Investments [Policy Text Block]
Long-term investments

The Group’s long-term investments consist of cost method investments, equity method investments, available-for-sale investments and fair value option investments.

Cost method investments

For investee companies over which the Group neither has significant influence nor control through investment in common shares or in-substance common shares and which do not have readily determinable fair value, the Group accounts for the investments in cost method, under which the Group carries the investments at cost and recognize as income for any dividend received from distribution of the investee’s earnings.

The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the cost of an investment exceeds its fair value and such excess is determined to be other-than temporary.

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For certain investments in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group may also have significant influence.

Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into earnings and accordingly adjusts the carrying amount of the investment. If financial statements of an investee cannot be made available within a reasonable period of time, the Group records its share of the net income or loss of an investee on a one quarter lag basis in accordance with ASC 323-10-35-6.

The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investments. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Available-for-sale investments

For investments in investees' preferred shares which are determined to be debt securities, the Group accounts for them as available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income as a component of shareholders’ equity.

Realized gains and losses and provision for decline in value judged to be other than temporary, if any, are recognized in the consolidated statements of operations.

Fair value option investments

The Group elected the fair value option to account for certain investments whereby the change in fair value is recognized in the consolidated statements of operations.

Fair Value Measurement, Policy [Policy Text Block]
Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of financial instruments is discussed in Note 14.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. Revenue is reported net of business tax, value added tax ("VAT") and related surcharge.

The primary sources of the Group's revenues are as follows:

(a)	Educational programs and services

The educational programs and services primarily consist of after-school group tutoring (including Xueersi Peiyou small class, Mobby courses and Firstleap) and after-school one-on-one tutoring. Tuition revenue is generally collected in advance and is initially recorded as deferred revenue. Tuition revenue is recognized proportionately as the tutoring sessions are delivered. The revenue for educational programs and services for the years ended February 28, 2015, February 29, 2016 and February 28, 2017 are $415,002,434, $585,046,737 and $950,417,433, respectively.

Generally, for Xueersi Peiyou small class courses consisting of more than seven classes per course, the Group offers refunds for any remaining classes to students who decide to withdraw from a course, provided the course is less than two-thirds completed at the time of withdrawal. The refund is equal to and limited to the amount related to the undelivered classes. After two-thirds of a Xueersi Peiyou small class course is delivered, no refund will be provided. For Xueersi Peiyou small class courses with less than seven classes, no refund will be provided after the commencement of the courses. In a few cities, the Group offers proportional refunds for all undelivered classes regardless of the length of the courses. For most Mobby courses, the Group offers refunds  of 60% of courses fees received to students who withdraw from a course, provided the course is less than one-third completed at the time of withdrawal. After one-third of the course is completed, no refund will be provided. Some of Mobby courses provide proportional refunds for all undelivered classes no matter when a refund is requested. For Firstleap, the Group offers refunds of 50% of courses fees received to students who withdraw from a course, provided the course is less than one-third completed at the time of withdrawal. After one-third of the course is completed but less than half of the courses completed at the time of withdrawal, one-third of the courses fees could be refunded. After half of the course is completed, no refund will be provided. For personalized premium services, a student can withdraw at any time and receive a refund equal to and limited to the amount related to the undelivered classes. The refund is recorded as a reduction of the related deferred revenue and has no impact on recognized revenue. Historically, the Group has not experienced material refunds on recognized revenue, and as such, no accrual for estimated refunds is deemed necessary.

The Group distributes coupons to attract both existing and prospective students to enroll in its courses. The coupon has fixed dollar amounts and can only be used against future courses. The coupon is accounted for as a reduction of revenue when the relevant revenue is recognized in the consolidated statements of operations.

The Group has a sales incentive plan effective from September 1, 2013 for after-school one-on-one tutoring services. Under the sales incentive plan, students can get certain number of free classes in the future based on the amounts of tuition fees they deposit and consume. The sales incentive plan was terminated on July 1, 2016. The tuition fees deposited by students through that date can still be applied to the sales incentive plan until completely consumed. Revenue is recognized proportionately as the tutoring sessions are delivered by applying the related discount rates based on the deposited amounts. If there are any changes in the discount rates due to additional tuition fee payment or tuition fee refund, changes in revenue are recognized using a cumulative catch-up method.

(b)	Online education services through www.xueersi.com

The online education services provided by the Group through www.xueersi.com to its students include live class and pre-recorded course content and the revenue for the years ended February 28, 2015, February 29, 2016 and February 28, 2017 are $15,489,758, $24,710,561 and $48,878,453, respectively.

Students enroll for online courses through www.xueersi.com by the use of prepaid study cards or payment to the Group's on-line accounts. The proceeds collected are initially recorded as deferred revenue. For live class courses, revenues are recognized proportionately as the tutoring sessions are delivered. For pre-recorded course content, revenues are recognized on a straight line basis over the subscription period from the date in which the students activate the courses to the date in which the subscribed courses end. Refunds are provided to the students who decide to withdraw from the subscribed courses within the course offer period and a proportional refund is based on the percentage of untaken courses to the total courses offered. Historically, the Group has not experienced material refunds on the recognized revenue, and as such, no accrual for estimated refunds is deemed necessary.

(c)	Others

Other revenues are primarily derived from 1) advertising services provided on the Group's online platforms; 2) educational materials sales; and 3) consulting service and test preparation courses related to overseas studying. Revenue is recognized after a contract is signed, the price is fixed or determinable, services or products are delivered and collection is reasonably assured. Other revenues for the years ended February 28, 2015, February 29, 2016 and February 28, 2017 are $3,477,377, $10,191,479 and $43,803,769, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Value Added Tax [Policy Text Block]
Value added tax

Pursuant to the PRC tax laws, in case of any product sales, generally the VAT rate is 3% of the gross sales for small scale VAT payer and 17% of the gross sales for general VAT payer. TAL Beijing and Xueersi Education are deemed as general VAT payer since January 2010 and August 2010 respectively for the sales of guidance materials and the intercompany sales of self-developed software. For general VAT payer, VAT on sales is calculated at 17% on revenue from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the accounts under other taxes payable.

The Group's online education services and inter-company technical services are subject to VAT at the rate of 6% of revenue for general VAT payer and hence Beijing Xintang Sichuang, TAL Beijing, Xueersi Education and Yidu Huida are deemed as general VAT payer at the rate of 6% since September 2012. Zhixuesi Beijing was deemed as general VAT payer at the rate of 6% since August 2013 and elects a simple VAT collection method since November 2016. Xinxin Xiangrong and Pengxin TAL are deemed general VAT payers at the rate of 6% since June 2015 and May 2016, respectively.

Xueersi Education enjoys VAT exemption for book sales from February 2014 to December 2017.

Since May 2016, in accordance with Cai Shui [2016] No. 68, non-academic education service providers who are general VAT payer could elect a simple VAT collection method and apply for a 3% VAT rate. The Group’s schools which were previously subject to business tax are now subject to a VAT rate of 3%.

Lease, Policy [Policy Text Block]
Operating leases

Leases where substantially all the rewards and risks of the ownership of the assets remain with the leasing companies are accounted for as operating leases. Payments made for the operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated useful life, and have been included in the consolidated statements of operations.

Advertising Costs, Policy [Policy Text Block]
Advertising costs

The Group expenses advertising costs as incurred. Total advertising costs incurred were $3,276,393, $2,637,778 and $5,331,088 for the years ended February 28, 2015, February 29, 2016 and February 28, 2017, respectively, and have been included in selling and marketing expenses in the consolidated statements of operations.

Government Subsidies [Policy Text Block]
Government subsidies

The Group reports government subsidies as other income when received from local government authority with no limitation on the use of the subsidies. The Group receives government subsidies related to government sponsored projects and records such government subsidies as a liability when it is received and records it as other income when there is no further performance obligation.

Government subsidies received totaled $440,210, $3,301,463 and $3,107,229 for the years ended February 28, 2015, February 29, 2016 and February 28, 2017, respectively. The Group recorded $464,327, $3,327,169 and $3,113,877 government subsidies as other income for the years ended February 28, 2015, February 29, 2016 and February 28, 2017, respectively.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional and reporting currency of the Company is the United States dollar. The functional currency of the Company's PRC subsidiaries, VIEs and VIEs' subsidiaries and schools in the PRC is Renminbi ("RMB").

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations. For the years ended February 28, 2015, February 29, 2016 and February 28, 2017, the Group recorded exchange loss of $1,691,122, $5,186,540 and $1,288,132 respectively in other income/expense in the consolidated statements of operations.

For translating the results of the PRC subsidiaries into the functional currency of the Company, assets and liabilities are translated from each subsidiary's functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Foreign Currency Risk [Policy Text Block]
Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents, term deposits and restricted cash of the Group included aggregate amounts of $372,001,401 and $316,351,713 as of February 29, 2016 and February 28, 2017, respectively, which were denominated in RMB.

Income Tax, Policy [Policy Text Block]
Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income

Comprehensive income includes net income, unrealized gain or loss on available-for-sale investments, and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of comprehensive income.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits and restricted cash. The Group places its cash and cash equivalents, term deposits and restricted cash in financial institutions with high credit ratings.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Financial instruments

The Group's financial instruments consist primarily of cash and cash equivalents, term deposits, restricted cash, short-term investments, amounts due from related parties and amounts due to related parties, accounts payable, income tax payable, long-term debt and bond payable. The carrying amount of long-term debt approximates fair value as its interest rates are at the same level of current market yield for comparable debts. The carrying amounts of other financial instruments, except for bond payable, approximate their fair values because of their generally short maturities. The bond payable is recorded at amortized cost.

Earnings Per Share, Policy [Policy Text Block]
Net income per share

Basic net income per share is computed by dividing net income attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive. The Group has share options, non-vested shares and bond payable which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net income per share, the effect of the share options and non-vested shares is computed using the treasury stock method. The dilutive effect of the bond payable is computed using as-if converted method.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements adopted

In June 2014, the Financial Accounting Standards Board ("FASB") issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation – Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.

The amendments in this Accounting Standards Update ("ASU") are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted.

Entities may apply the amendments in this ASU either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. If retrospective transition is adopted, the cumulative effect of applying this ASU as of the beginning of the earliest annual period presented in the financial statements should be recognized as an adjustment to the opening retained earnings balance at that date. In addition, if retrospective transition is adopted, an entity may use hindsight in measuring and recognizing the compensation cost. The Group adopted this ASU on March 1, 2016 and determined it has no impact in the current year.

In February 2015, the FASB issued the ASU 2015-02, “Amendments to the Consolidation Analysis”. The objective of issuing the amendments is to change the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. The amendments are an improvement to current U.S. GAAP because they simplify the Codification and reduce the number of consolidation models through the elimination of the indefinite deferral of Statement 167 and because they place more emphasis on risk of loss when determining a controlling financial interest. The amendments are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. A reporting entity may apply the amendments in this Update using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. A reporting entity also may apply the amendments retrospectively. The Group adopted this ASU on March 1, 2016 and determined it has no impact in the current year.

In May 2015, the FASB issued a pronouncement which provides amendments on the disclosure for fair value measured investments in certain entities that calculate net asset value per share (or its equivalent). The amendments remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. The amendments apply to reporting entities that elect to measure the fair value of an investment within the scope of paragraphs 820-10-15-4 through 15-5 using the net asset value per share (or its equivalent) practical expedient in paragraph 820-10-35-59.

The amendments are effective for public business entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. For all other entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. A reporting entity should apply the amendments retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented in an entity’s financial statements. Earlier application is permitted. The Group adopted this ASU on March 1, 2016 and determined it has no impact in the current year.

In September 2015, the FASB issued a new pronouncement ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. To simplify the accounting for adjustments made to provisional amounts recognized in a business combination, the amendments eliminate the requirement to retrospectively account for those adjustments. Under this ASU, an acquirer must recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The ASU also requires acquirers to present separately on the face of the income statement, or disclose in the notes, the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. For public business entities, the ASU is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The ASU must be applied prospectively to adjustments to provisional amounts that occur after the effective date. Early adoption is permitted for financial statements that have not been issued. The Group adopted this ASU on March 1, 2016 and the effects of the pronouncement have been reflected in the consolidated financial statements.

In November 2015, the FASB issued a new pronouncement ASU 2015-17 which changes how deferred taxes are classified on organizations’ balance sheets. The ASU eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent.

The amendments apply to all organizations that present a classified balance sheet. For public companies, the amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. This ASU may be applied prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Group elected to early adopt this new guidance on a prospective basis and have applied the changes to all deferred tax liabilities and assets and to the consolidated balance sheet as of February 28, 2017. The Group did not retrospectively apply the changes to prior periods.

Recent accounting pronouncements not yet adopted

In May 2014, the Financial Accounting Standards Board (“FASB”) issued a new pronouncement which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.
Step 2: Identify the performance obligations in the contract.
Step 3: Determine the transaction price.
Step 4: Allocate the transaction price to the performance obligations in the contract.
Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted.

An entity should apply the amendments in this ASU using one of the following two methods:

1.	Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:
⋅	For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.
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For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

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For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.

2.
Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application. If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of:

⋅	The amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change.
⋅	An explanation of the reasons for significant changes.

In August 2015, FASB issued its final standard formally amending the effective date of the new revenue recognition guidance. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new revenue guidance may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption.

The Group is in the process of evaluating the impact of this pronouncement to its consolidated financial statements.

In January 2016, the FASB issued a new pronouncement ASU 2016-01 which is intended to improve the recognition and measurement of financial instruments. The ASU affects public and private companies, not-for-profit organizations, and employee benefit plans that hold financial assets or owe financial liabilities.

The new guidance makes targeted improvements to existing U.S. GAAP by:

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Requiring equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income;

•	Requiring public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes;
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Requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements;

•	Eliminating the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities;
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Eliminating the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; and

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Requiring a reporting organization to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (also referred to as “own credit”) when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption of the own credit provision. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values which should be applied prospectively. The Group is in the process of evaluating the impact of the adoption of this ASU.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Group is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-06, Contingent Put and Call Options in Debt Instruments.  The amendments apply to all entities that are issuers of or investors in debt instruments (or hybrid financial instruments that are determined to have a debt host) with embedded call (put) options. The Amendments clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts, which is one of the criteria for bifurcating an embedded derivative.  An entity performing the assessment under the amendments is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence. Consequently, when a call (put) option is contingently exercisable, an entity does not have to assess whether the event that triggers the ability to exercise a call (put) option is related to interest rates or credit risks.  The amendments are an improvement to GAAP because they eliminate diversity in practice in assessing embedded contingent call (put) options in debt instruments. For public companies, the amendments are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. An entity should apply the amendments on a modified retrospective basis to existing debt instruments as of the beginning of the fiscal year for which the amendments are effective. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial position or results of operations.

In March 2016, the FASB issued ASU No. 2016-07, simplifying the Transition to the Equity Method of Accounting.  The amendments eliminate the requirement that when an investment qualified for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held.  The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previous held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. Therefore, upon qualifying for the equity method of accounting, no retroactive adjustment of the investment is required. The amendments require that an entity that has an available-for-sale equity security that becomes qualified for the equity method of accounting recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method.  The amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016.  The amendments should be applied prospectively upon their effective date to increase in the level of ownership interest or degree of influence that result in the adoption of the equity method.  Earlier application is permitted. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial position or results of operations.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The new guidance simplifies certain aspects related to income taxes, statement of cash flows, and forfeitures when accounting for share-based payment transactions. Certain of the amendments related to timing of the recognition of tax benefits and tax withholding requirements should be applied using a modified retrospective transition method. Amendments related to the presentation of the statement of cash flows should be applied retrospectively. All other provisions may be applied on a prospective or modified retrospective basis. For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application will be permitted. The Group plans to adopt this new guidance starting from the first quarter of fiscal year 2018 and does not expect the adoption of this update to have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. This Accounting Standards Update affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. For public business entities that are U.S. Securities and Exchange Commission (SEC) filers, the amendments in this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All entities may adopt the amendments in this Update through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Group is evaluating the impact of the adoption of this standard on its consolidated financial statements.

In August 2016, the FASB issued new pronouncements ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The amendments in this Update provide guidance on the following specific cash flow issues such as: (1) Contingent Consideration Payments Made After a Business Combination; (2) Distributions Received from Equity Method Investees. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. An entity that elect early adoption must adopt all of the amendments in the same period. The Group is in the process of evaluating the impact of this ASU to its consolidated financial statements.

In October 2016, the FASB issued a new pronouncement, ASU 2016-17, which amends the guidance in U.S. GAAP on related parties that are under common control. Specifically, the new ASU requires that a single decision maker consider indirect interests held by related parties under common control on a proportionate basis in a manner consistent with its evaluation of indirect interests held through other related parties. That is, the single decision maker does not consider indirect interests held through related parties as equivalent to direct interests in determining whether it meets the economics criterion to be a primary beneficiary. The ASU does not change the need for a single decision that has determined that it individually does not meet the criterion to be a primary beneficiary to then evaluate whether the related-party group meets these conditions and, if so, to determine whether the single decision maker is the party most closely associated with the variable interest entity in the related-party group. For public business entities, the guidance in ASU 2016-17 is effective for annual periods beginning on or after December 15, 2016, including interim and annual periods. Entities that have not yet adopted ASU 2015-02 are required to adopt the guidance in ASU 2016-17 at the same time they adopt the amendments in ASU 2015-02. All entities are allowed to early adopt the new guidance and may do so in an interim period. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial position or results of operations.

In November 2016, the FASB issued ASU 2016-18: Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update do not provide a definition of restricted cash or restricted cash equivalents.  The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years.  Early adoption is permitted, including adoption in an interim period.  The amendments in this Update should be applied using a retrospective transition method to each period presented.  The Group is in the process of evaluating the impact of the Update on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01: Business Combinations (Topic 805): Clarifying the Definition of a Business.  The Update requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This screen reduces the number of transactions that need to be further evaluated.  If the screen is not met, the amendments in this Update (1) require that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and (2) remove the evaluation of whether a market participant could replace missing elements.  Public business entities should apply the amendments in this Update to annual periods beginning after December 15, 2017, including interim periods within those periods.  Early application of the amendments in this Update is allowed.  The amendments in this Update should be applied prospectively on or after the effective date. No disclosures are required at transition.  The Group is in the process of evaluating the impact of the Update on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04: Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.  To simplify the subsequent measurement of goodwill, the Board eliminated Step 2 from the goodwill impairment test.  Under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.  An entity should apply the amendments in this Update on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition.  A public business entity that is a SEC filer should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019.  Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.  The Group is in the process of evaluating the impact of the Update on its consolidated financial statements.